Summary of Significant Accounting Policies (Details 3)	12 Months Ended
Dec. 31, 2013
Buildings, docks, terminal facilities and improvements | Minimum
Property and Equipment
Estimated useful life	5 years
Buildings, docks, terminal facilities and improvements | Maximum
Property and Equipment
Estimated useful life	25 years
Gasoline stations
Property and Equipment
Estimated useful life	25 years
Gasoline station equipment
Property and Equipment
Estimated useful life	7 years
Fixtures, equipment and capitalized internal use software | Minimum
Property and Equipment
Estimated useful life	3 years
Fixtures, equipment and capitalized internal use software | Maximum
Property and Equipment
Estimated useful life	7 years